Stock Compensation - Summary of Nonvested Stock Option Grants (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
2000 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Unvested at beginning of period	428	678	678	819
Number of Shares, Granted	78	15	14	137	5
Number of Shares, Vested	428		264	278
Number of Shares, Forfeited
Number of Shares, Unvested at end of period	78	391	428	678	819
Weighted Average Grant Date Fair Value, Unvested at beginning of period	$ 5.82	$ 4.55	$ 4.55	$ 5.17
Weighted Average Grant Date Fair Value, Granted	$ 6.76		$ 6.38	$ 6.01	$ 5.18
Weighted Average Grant Date Fair Value, Vested	$ 5.82		$ 5.49	$ 4.26
Weighted Average Grant Date Fair Value, Forfeited
Weighted Average Grant Date Fair Value, Unvested at end of period	$ 6.76		$ 5.82	$ 4.55	$ 5.17
2013 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Unvested at beginning of period	1,911
Number of Shares, Granted			1,958
Number of Shares, Vested	408
Number of Shares, Forfeited			47
Number of Shares, Unvested at end of period	1,503		1,911
Weighted Average Grant Date Fair Value, Unvested at beginning of period	$ 6.22
Weighted Average Grant Date Fair Value, Granted			$ 6.22
Weighted Average Grant Date Fair Value, Vested	$ 13.64
Weighted Average Grant Date Fair Value, Forfeited
Weighted Average Grant Date Fair Value, Unvested at end of period	$ 3.64		$ 6.22
Non Employee Director Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Unvested at beginning of period
Number of Shares, Granted	48
Number of Shares, Vested
Number of Shares, Forfeited
Number of Shares, Unvested at end of period	48
Weighted Average Grant Date Fair Value, Unvested at beginning of period
Weighted Average Grant Date Fair Value, Granted	$ 18.88
Weighted Average Grant Date Fair Value, Vested
Weighted Average Grant Date Fair Value, Forfeited
Weighted Average Grant Date Fair Value, Unvested at end of period